BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	5.6	5	$240	$240	N/A	5	$—	$—
Commercial paper	5.0	<1	431	431	6.0	<1	183	183
Medium-Term Notes:
Series 4 (C$150)	5.8	12	104	115	5.8	13	113	121
Series 9 (C$400)	3.8	<1	278	278	3.8	1	302	297
Series 10 (C$500)	3.6	2	348	349	3.6	3	377	366
Series 11 (C$475)	4.3	4	330	336	4.3	5	358	353
Series 12 (C$475)	3.4	5	330	324	3.4	6	358	335
Series 13 (C$300)	4.3	25	209	186	4.3	26	226	201
Series 14 (C$425)	3.3	26	296	222	3.3	27	321	240
Series 15 (C$400)(1)	5.9	8	278	307	5.9	9	303	324
Series 16 (C$400)	5.3	9	278	297	5.3	10	302	311
Series 17 (C$500)	5.3	29	348	361	—	—	—	—
Series 18 (C$300)	5.0	10	209	216	—	—	—	—
	4.4	12	3,008	2,991	4.3	10	2,660	2,548
Hybrid Note:
Fixed to fixed subordinated (C$200)	5.5	30	139	139	—	—	—	—
Total corporate borrowings			3,818	$3,801			2,843	$2,731
Add: Unamortized premiums(2)			2				2
Less: Unamortized financing fees(2)			(18)				(12)
Less: Current portion			(709)				(183)
			$3,093				$2,650
(1) Includes $7 million (2023: $8 million) outstanding to Brookfield Wealth Solutions. Refer to Note 29 - Related party transactions for more details.
(2) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.0	8	$9,484	$9,363	7.8	9	$9,468	$9,292
Wind	5.9	9	10,228	10,224	6.1	9	6,866	6,922
Utility-scale solar	6.3	11	7,275	7,250	6.2	12	5,868	5,879
Distributed energy & storage(3)	5.8	4	3,722	3,630	6.2	6	3,035	2,963
Sustainable solutions	6.5	1	195	195	7.0	1	1,783	1,783
Total	6.3	9	30,904	$30,662	6.8	9	27,020	$26,839
Add: Unamortized premiums and discounts(4)			(145)				(11)
Less: Unamortized financing fees(4)			(171)				(140)
Less: Current portion			(5,005)				(4,752)
			$25,583				$22,117
(1)Includes $1,494 million (2023: $2,626 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $65 million (2023: $101 million) outstanding to an associate of Brookfield. Refer to Note 29 - Related party transactions for more details.
(3)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(4)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.

Summary of Change in the Unamortized Financing Fees and Premiums
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Corporate borrowings
Unamortized financing fees, beginning of year	$(12)	$(10)
Additional financing fees	(7)	(3)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(18)	$(12)
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(140)	$(124)
Additional financing fees	(93)	(50)
Amortization of financing fees	52	25
Foreign exchange translation and other	10	9
Unamortized financing fees, end of year	$(171)	$(140)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$(11)	$105
Additional premiums and discounts	(124)	(90)
Amortization of premiums and discounts	(3)	(14)
Foreign exchange translation and other	(7)	(12)
Unamortized premiums and discounts, end of year	$(145)	$(11)

Summary of Available Portion of Credit Facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2024	2023
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,375
Draws on corporate credit facilities(1)(2)	(240)	(165)
Authorized letter of credit facility	500	500
Issued letters of credit	(335)	(307)
Available portion of corporate credit facilities	$2,375	$2,403
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Includes nil (2023: $165 million) in letters of credit issued against Brookfield Renewable’s corporate credit facilities.

Summary of Future Repayments of Brookfield Renewables Debt Obligations, for Each of the Next Five Years
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2025	2026	2027	2028	2029	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$918	$1,668	$579	$547	$1,634	$4,138	$9,484
Wind	1,898	1,003	1,048	880	1,110	4,289	10,228
Utility-scale solar	839	692	478	1,046	530	3,690	7,275
Distributed energy & storage	1,155	922	159	240	461	785	3,722
Sustainable solutions	195	—	—	—	—	—	195
	$5,005	$4,285	$2,264	$2,713	$3,735	$12,902	$30,904

Summary of Brookfield Renewables Borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities directly associated with assets held for sale	Other(2)(3)(4)	December 31
2024
Corporate borrowings	$2,833	1,213	—	—	—	(244)	$3,802
Non-recourse borrowings	$26,869	1,179	4,737	(626)	(634)	(937)	$30,588
2023
Corporate borrowings	$2,548	228	—	—	—	57	$2,833
Non-recourse borrowings	$22,302	2,279	2,073	(164)	—	379	$26,869
(1)Excludes $807 million (2023: $307 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $52 million (2023: $103 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.